Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

Those assets and liabilities which will continue to be measured at fair value on a recurring basis are as follows:

SUMMARY OF RECURRING FAIR VALUE MEASUREMENTS

		Category Used for Fair Value Measurement
	Total	Level 1	Level 2	Level 3
December 31, 2014
Assets:
Investment securities available for sale:
U.S. Treasury securities	$2,502	$2,502	$—	$—
U.S. Government agency securities	4,786	—	4,786	—
U.S. Government agency mortgage-backed securities	265,156	—	265,156	—
Other mortgage-backed securities	265	—	265	—
State and municipal securities	30,921	—	30,921	—
Trust preferred securities	9,410	—	—	9,410
Collateralized loan obligations	68,603	—	68,603	—
Other securities	12,855	12,855	—	—
Hedged commercial loans	9,726	—	9,726	—
Interest rate swaps	12,294	—	12,294	—
Interest rate floor	—	—	—	—
Liabilities:
Fair value interest rate swaps	765	—	765	—
Interest rate swaps	12,419	—	12,419	—
Interest rate floor	—	—	—	—
December 31, 2013
Assets:
Investment securities available for sale:
U.S. Treasury securities	$2,500	$2,500	$—	$—
U.S. Government agency securities	4.407	—	4.407	—
U.S. Government agency mortgage-backed securities	318,064	—	318,064	—
Other mortgage-backed securities	293	—	293	—
State and municipal securities	30,453	—	30,453	—
Trust preferred securities	7,967	—	—	7,967
Collateralized loan obligations	73,229	—	73,229	—
Other securities	3,184	3,184	—	—
Hedged commercial loans	22,435	—	22,435	—
Residential loans held-for-sale	20,662	—	20,662	—
Interest rate lock commitments on residential mortgages	119	—	—	119
Interest rate swaps	23,299	—	23,299	—
Interest rate floor	132	—	132	—
Liabilities:
Fair value interest rate swaps	1,635	—	1,635	—
Interest rate swaps	23,526	—	23,526	—
Interest rate floor	132	—	132	—

Summary of Assets Measured at Fair Value on Non Recurring Basis

At December 31, 2013 and 2012, these assets were valued in accordance with GAAP, and except for impaired loans, real estate owned and SBA servicing assets included in the following table, did not require fair value disclosure under the provisions of FASB ASC 820. The related changes in fair value for the years ended December 31, 2014 and 2013 are as follows:

SUMMARY OF NON-RECURRING FAIR VALUE MEASUREMENTS

		Category Used for Fair Value Measurement			Total (Losses) Gains Or Changes in Net Assets
	Total	Level 1	Level 2	Level 3
December 31, 2014
Assets:
Impaired loans	$1,826	$—	$—	$1,826	$(1,452)
Loans held-for-sale, at lower of cost or market	4,083	—	4,083	—	(4,852)
Real estate owned	144	—	—	144	(835)

December 31, 2013
Assets:
Impaired loans	$10,353	$—	$—	$10,353	$(17,131)
Real estate owned	726	—	—	726	(75)
SBA servicing asset	364			364	(25)

Valuation Methods for Determining Fair Value of Impairment Loans

The following table summarizes the Company’s appraisal approach based upon loan category.

Loan Category Used for Impairment Review	Method of Determining the Value
Loans less than $1 million	Evaluation or restricted use appraisal
Loans $1 million or greater
Existing appraisal 18 months or less	Restricted use appraisal
Existing appraisal greater than 18 months	Summary form appraisal
Commercial loans secured primarily by residential real estate
Loans less than $1 million	Automated valuation model
Loans $1 million or greater	Summary form appraisal
Non-commercial loans secured primarily by residential real estate
Loans less than $250,000	Automated valuation model or Summary form appraisal
Loans $250,000 or greater	Summary form appraisal

Carrying Amounts and Estimated Fair Values of Financial Instruments

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS

December 31,	2014		2013
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and due from banks	$43,491	$43,491	$38,075	$38,075
Interest-earning bank balances	505,885	505,885	229,687	229,687
Restricted cash	13,000	13,000	26,000	26,000
Investment securities available for sale	394,500	394,500	440,097	440,097
Investment securities held to maturity	489	501	681	692
Loans receivable, net	1,477,172	1,412,372	2,079,732	1,964,856
Loans held-for-sale, at fair value	—	—	20,662	20,662
Loans held-for-sale, at lower of cost or market	4,083	4,083	—	—
Hedged commercial loans (1)	9,726	9,726	22,435	22,435
Brach assets held-for-sale	69,064	69,064	—	—
Restricted equity investments	14,961	14,961	17,019	17,019
Interest rate lock commitments on residential mortgages	—	—	119	119
Interest rate swaps	12,294	12,294	23,299	23,299
Interest rate floor	—	—	132	132

Liabilities:
Demand deposits	1,409,978	1,444,488	1,740,298	1,795,685
Savings deposits	224,017	232,572	266,573	272,264
Time deposits	457,909	458,233	614,700	615,735
Deposits held-for-sale	183,395	199,469	—	—
Securities sold under agreements to repurchase – customers	1,156	1,156	478	478
Advances from FHLBNY	60,787	60,935	60,956	61,072

Junior subordinated debentures	92,786	67,837	92,786	63,747
Fair value interest rate swaps	765	765	1,632	1,632
Interest rate swaps	12,419	12,419	23,526	23,526
Interest rate floor	—	—	132	132

(1)	Includes positive market value adjustment of $765 thousand and $1.6 million at December 31, 2014 and December 31, 2013, respectively, which is equal to the change in value of related interest rate swaps designated as fair value hedges of these hedged loans in accordance with FASB ASC 815.

Investment Securities [Member]
Summary of Level 3 Fair Value Measurement Activity

The following provides details of the Level 3 fair value measurement activity for the years ended December 31, 2014 and 2013:

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS – LEVEL 3

INVESTMENT SECURITIES

For the Years Ended December 31,	2014	2013
Balance, beginning of year	$7.967	$5,882
Total gains (losses), realized/unrealized:
Included in earnings	—	—
Included in accumulated other comprehensive income	2,054	2,085
Purchases	—	10,500
Maturities	—	—
Prepayments	(611)	—
Calls	—	—
Transfers out of Level 3	—	(10,500)

Balance, end of year	$9,410	$7,967

Interest Rate Lock Commitments [Member]
Summary of Level 3 Fair Value Measurement Activity

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS – LEVEL 3

INTEREST RATE LOCK COMMITMENTS ON RESIDENTIAL MORTGAGES

For the Years Ended December 31,	2014	2013
Balance, beginning of year	$119	$847
Total losses, realized/unrealized:
Included in earnings(1)	(119)	(728)
Included in accumulated other comprehensive income (loss)	—	—
Transfers into Level 3	—	—

Balance, end of year	$—	119

(1)	Amount included in mortgage banking revenue, net on the consolidated statements of operations.